Acquisition of subsidiaries - Fair value of significant assets acquired (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Acquisition of subsidiaries
Customer relationship	R$ 0	R$ 45,462	R$ 33,477
Inventories	0	91,161	214,724
Significant assets recognised as of acquisition date	R$ 0	R$ 136,623	R$ 252,883